Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	17,600	2,016	54,000	47,516	82,044	340,672
General and administrative	451,704	229,865	1,103,203	365,289	1,019,432	484,342
Total operating expenses	469,304	231,881	1,157,203	412,805	1,101,476	825,014
Loss from operations	(469,304)	(231,881)	(1,157,203)	(412,805)	(1,101,476)	(825,014)
Other expenses
Interest expense, net – related party		(260,017)		(510,840)	(805,109)	(998,076)
Gain on forgiveness of deferred compensation					297,500
Total other income (expenses)					(507,609)	(998,076)
Loss before provision for income taxes	(469,304)	(491,898)	(1,157,203)	(923,645)	(1,609,085)	(1,823,090)
Provision for income taxes			1,600		1,600	1,600
Net Loss	$ (469,304)	$ (491,898)	$ (1,158,803)	$ (923,645)	$ (1,610,685)	$ (1,824,690)
Weighted average shares outstanding – basic and diluted	10,350,579	2,911,333	10,350,579	2,911,333	4,541,861	2,911,333
Loss per share – basic and diluted	$ (0.05)	$ (0.17)	$ (0.11)	$ (0.32)	$ (0.35)	$ (0.63)